Debt (FY) (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 11, 2023	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total payoff amount of term loan			$ 0	$ 2,586,000	$ 27,457,000	$ 0	$ 0
Loss on extinguishment of debt					740,000	0	0
Interest expense related to term loans					2,100,000	3,000,000	$ 2,800,000
2020 Term Loans
Line of Credit Facility [Line Items]
Total payoff amount of term loan	$ 22,300,000
Extinguishment of debt, amount	19,800,000
Debt instrument, fee amount	2,300,000
Debt instrument, prepayment fee	200,000	$ 200,000			200,000
Debt instrument, accrued interest	$ 100,000
Loss on extinguishment of debt		700,000			700,000
Deferred debt issuance cost, writeoff		$ 500,000			500,000
Term loan facility			$ 0		$ 0	$ 25,000,000